Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Unrecorded Unconditional Purchase Obligations Disclosure
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at September 30, 2017 are as follows:

	Total $	Remainder of 2017 $	2018 $	2019 $	2020 $
Consolidated LNG carrier newbuildings (i)	1,165,701	376,960	536,671	252,070	—
Equity-accounted joint ventures (ii)	1,183,589	110,937	556,064	318,683	197,905
	2,349,290	487,897	1,092,735	570,753	197,905

(i)
As at September 30, 2017, the Partnership had eight LNG carrier newbuildings on order which are scheduled for delivery between the remainder of 2017 and 2019. These commitment amounts are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. The Partnership has secured $1.0 billion of financing related to the remaining commitments for seven of the eight LNG carrier newbuildings included in the table above (see Note 5(ii) and Note 16e).

(ii)
The commitment amounts relating to the Partnership’s share of costs for newbuilding and other construction contracts in the Partnership’s equity-accounted joint ventures are based on the Partnership’s ownership percentage in each respective joint venture as of September 30, 2017. These commitments are described in more detail in Note 13a of the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2016. Based on the Partnership's ownership percentage in each respective joint venture, the Partnership's equity-accounted joint ventures have secured $336 million of financing related to the remaining commitments included in the table above.